SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 95.6%
	Automobiles & Components — 1.0%
	Automobiles — 1.0%
	Mercedes-Benz Group AG	79,813	$ 5,519,170
			5,519,170
	Banks — 7.5%
	Banks — 7.5%
	BNP Paribas SA	201,002	12,814,618
	HDFC Bank Ltd. ADR	191,724	12,333,605
	Mitsubishi UFJ Financial Group, Inc.	1,543,577	16,588,008
			41,736,231
	Capital Goods — 12.4%
	Building Products — 0.3%
[a]	Munters Group AB	83,236	1,569,068
	Electrical Equipment — 7.2%
	ABB Ltd.	233,261	12,960,531
	Mitsubishi Electric Corp.	159,000	2,537,339
	Nexans SA	83,213	9,170,140
	Schneider Electric SE	64,454	15,482,765
	Industrial Conglomerates — 3.6%
	Hitachi Ltd.	906,500	20,289,058
	Machinery — 1.3%
	FANUC Corp.	262,200	7,185,281
			69,194,182
	Commercial & Professional Services — 10.5%
	Commercial Services & Supplies — 7.7%
	Daiei Kankyo Co. Ltd.	461,600	7,832,482
	Elis SA	321,231	6,956,135
	Rentokil Initial plc	1,439,478	8,392,195
	Tetra Tech, Inc.	35,362	7,230,822
	Waste Connections, Inc.	70,034	12,281,162
	Professional Services — 2.8%
	Recruit Holdings Co. Ltd.	150,500	8,051,175
	UL Solutions, Inc. Class A	50,000	2,109,500
[b]	Visional, Inc.	126,600	5,649,748
			58,503,219
	Consumer Durables & Apparel — 4.7%
	Household Durables — 3.0%
	Sony Group Corp.	197,083	16,708,385
	Textiles, Apparel & Luxury Goods — 1.7%
	LVMH Moet Hennessy Louis Vuitton SE	12,636	9,656,814
			26,365,199
	Consumer Services — 3.1%
	Diversified Consumer Services — 1.7%
[b]	New Oriental Education & Technology Group, Inc. Sponsored ADR	118,231	9,190,095
	Hotels, Restaurants & Leisure — 1.4%
	Yum China Holdings, Inc.	261,720	8,071,445
			17,261,540
	Consumer Staples Distribution & Retail — 6.4%
	Consumer Staples Distribution & Retail — 6.4%
	Alimentation Couche-Tard, Inc.	214,996	12,064,795
	Costco Wholesale Corp.	12,734	10,823,772
	Seven & i Holdings Co. Ltd.	1,048,500	12,773,075
			35,661,642
	Financial Services — 2.9%
	Capital Markets — 1.2%
	B3 SA - Brasil Bolsa Balcao	3,664,912	6,713,422

SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Financial Services — 1.7%
	Edenred SE	217,483	$ 9,179,122
			15,892,544
	Food, Beverage & Tobacco — 2.8%
	Food Products — 2.8%
	Danone SA	178,271	10,897,680
	Nissin Foods Holdings Co. Ltd.	174,700	4,432,379
			15,330,059
	Health Care Equipment & Services — 4.6%
	Health Care Equipment & Supplies — 2.5%
	Alcon, Inc.	154,060	13,755,571
	Health Care Technology — 2.1%
	Pro Medicus Ltd.	122,878	11,743,294
			25,498,865
	Household & Personal Products — 5.7%
	Personal Care Products — 5.7%
[b]	BellRing Brands, Inc.	154,240	8,813,273
	Estee Lauder Cos., Inc. Class A	72,383	7,701,551
	L’Oreal SA	34,593	15,191,282
			31,706,106
	Insurance — 0.9%
	Insurance — 0.9%
	AIA Group Ltd.	710,900	4,824,876
			4,824,876
	Materials — 3.0%
	Chemicals — 3.0%
	Linde plc	37,516	16,488,960
			16,488,960
	Pharmaceuticals, Biotechnology & Life Sciences — 11.0%
	Life Sciences Tools & Services — 2.4%
	Lonza Group AG	16,912	9,231,059
	Stevanato Group SpA	209,551	3,843,165
	Pharmaceuticals — 8.6%
	Novartis AG	60,951	6,524,189
	Novo Nordisk AS Class B	107,998	15,595,110
	Pfizer, Inc.	377,958	10,575,265
	Roche Holding AG	55,042	15,285,190
			61,053,978
	Software & Services — 6.7%
	Information Technology Services — 0.8%
[b]	Globant SA	24,454	4,359,170
	Software — 5.9%
	Constellation Software, Inc.	6,273	18,074,934
	SAP SE	73,297	14,876,838
			37,310,942
	Technology Hardware & Equipment — 4.0%
	Electronic Equipment, Instruments & Components — 1.0%
	Keyence Corp.	12,300	5,393,530
	Technology Hardware, Storage & Peripherals — 3.0%
	Samsung Electronics Co. Ltd.	285,313	16,892,851
			22,286,381
	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.8%
	Internet Initiative Japan, Inc.	505,100	7,438,837
	Orange SA	245,838	2,462,724
			9,901,561

SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Transportation — 3.0%
	Ground Transportation — 3.0%
	Canadian Pacific Kansas City Ltd.	209,882	$ 16,524,010
			16,524,010
	Utilities — 3.6%
	Electric Utilities — 3.6%
	Endesa SA	406,239	7,628,809
	Enel SpA	1,321,818	9,192,917
	Iberdrola SA	254,728	3,304,985
			20,126,711
	Total Common Stock (Cost $469,937,267)		531,186,176
	Warrant — 0.0%
	Software & Services — 0.0%
	Software — 0.0%
[b,c]	Constellation Software, Inc., 3/31/2040	6,276	1
			1
	Total Warrants (Cost $0)		1
	Short-Term Investments — 4.2%
[d]	Thornburg Capital Management Fund	2,346,630	23,466,304
	Total Short-Term Investments (Cost $23,466,304)		23,466,304
	Total Investments — 99.8% (Cost $493,403,571)		$554,652,481
	Other Assets Less Liabilities — 0.2%		1,222,552
	Net Assets — 100.0%		$555,875,033

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $1,569,068, representing 0.28% of the Fund’s net assets.
b	Non-income producing.
c	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Better World International Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	June 30, 2024 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/24	Dividend Income
Thornburg Capital Mgmt. Fund	$60,081,518	$157,545,940	$(194,161,154)	$-	$-	$23,466,304	$1,923,295